UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22210

Partners Group Private Equity, LLC
(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Address of principal executive offices) (Zip code)

Robert Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2014 (Unaudited)

Partners Group Private Equity, LLC (1)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.12% (Cost $399,586,879)	$559,996,368
Liabilities in excess of other assets - (0.12)%	(696,911)
Members' Equity - 100%	$559,299,457

(1)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2014 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (82.94%)
Direct Investments * (44.65%)
Direct Equity (28.23%)	Investment Type	Geographic Region [b]	Fair Value **
ACP Viking Co-Investment, LLC a, [c]	Member interest	North America	$3,188,212
Action Holding BV a	Common equity	Western Europe	390,905
Apollo Overseas Co-Investors (MHE), L.P. [a]	Limited partnership interest	North America	5,246,544
Astorg Co-Invest Kerneos, FCPI [a,c]	Common equity	Western Europe	9,515,041
ATX Networks Holdings, LLC [a,c]	Member interest	North America	122,881
Aurora Products Group, LLC [a]	Member interest	North America	345,796
CapitalSpring Finance Company [a,c]	Common equity	North America	587,725
Carlyle Retail Turkey Partners, L.P. [a,c]	Limited partnership interest	South America	7,087,664
CCM Pharma Debtco Limited [a]	Common equity	Western Europe	1,458,230
CD&R Univar Co-Investor, L.P. [a,c]	Limited partnership interest	North America	2,552,703
Centauro Co-Investment Fund, L.P. [a,c]	Limited partnership interest	South America	7,331,363
CT Holdings (International) Limited [a]	Common equity	Asia - Pacific	2,279,317
DLJSAP BookCO, LLC [a,c]	Member interest	South America	717,078
EQT Marvin Co-Investment, L.P. [a,c]	Limited partnership interest	Western Europe	2,087,166
Eurodrip Co-Investment Fund I, L.P. [a,c]	Limited partnership interest	Western Europe	10,665,495
Faster S.p.A. [a,c]	Common equity	Western Europe	16,691,921
Fermo Limited [a,c]	Common equity	Asia - Pacific	5,938,294
Fermo Limited [a,c]	Preferred equity	Asia - Pacific	2,823,605
Gemini Global Holdings Investors, LLC [a,c]	Member interest	North America	4,716,785
Genoa Holding Company, Inc. [a,c]	Common equity	North America	10,139,773
Globetrotter Investment & Co S.C.A. [a,c]	Common equity	Western Europe	1,920,437
Globetrotter Investment & Co S.C.A. [a]	Preferred equity	Western Europe	8,618,485
GTS II Cayman Corporation [a,c]	Common equity	South America	3,098,354
Hercules Achievement Holdings, Inc. /Hercules VB Holdings, Inc. [a,c]	Common equity	North America	10,998,973
Hogan S.ar.l [a,c]	Common equity	Western Europe	1
Hogan S.ar.l [a,c]	Preferred equity	Western Europe	1,068,500
Kahuna Holdco Pty Limited [a]	Common equity	Asia - Pacific	879,043
KKBS Group Holdings, LLC [a,c]	Member interest	North America	1
KKBS Holdings, LLC [a,c]	Member interest	North America	1
KKR Matterhorn Co-Invest, L.P. [a,c]	Limited partnership interest	Western Europe	13,407,035
KLFS Holdings, L.P. [a,c]	Limited partnership interest	North America	2,822,000
Learning Care Group (US), Inc. [a,c]	Warrants	North America	8,179
Mauritius (Luxembourg) Investments S.ar.l. [a,c]	Common equity	Western Europe	1,971,579
MPH Acquisition Holdco, L.P. [a,c]	Limited partnership interest	North America	31,327,360
MPH Acquisition Holdings, LLC [a]	Member interest	North America	1
NDES Holdings, LLC [a,c]	Member interest	North America	2,867,094
NTS Holding Corporation, Inc. [a,c]	Common equity	North America	3,578,123
Peer I S.A. [a,c]	Common equity	Western Europe	17,536,323
Peer I S.A. [a]	Preferred equity	Western Europe	2,475,458
QoL meds Holding Company, LLC [a,c]	Member interest	North America	13,168,537
R&R Co-Invest FCPR [a,c]	Common equity	Western Europe	15,719,068
Sabre Industries, Inc. [a,c]	Common equity	North America	962,601
S-Evergreen Holding Corp. [a,c]	Common equity	North America	451,585
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,c]	Limited partnership interest	North America	2,700,001
Snack Parent Corporation [a,c]	Preferred equity	North America	96,099
SPH GRD Acquisition Partners, LLC [a,c]	Member interest	North America	13,171,321
Spring Topco, Ltd. [a,c]	Common equity	North America	367,501
Strategic Partners, Inc. [a]	Common equity	North America	5,374,437
Surgery Center Holdings, Inc. [a]	Warrants	North America	95,799
Svensk Utbildning Intressenter Holding AB [a,c]	Common equity	Western Europe	297,024
Swissport II Co-Invest FCPR [a,c]	Common equity	Western Europe	6,273,317
THL Equity Fund VI Investors (BKFS), L.P. [a,c]	Limited partnership interest	North America	14,627,158
Valhalla Co-Invest, L.P. [a]	Limited partnership interest	Western Europe	2,180,523
Velocity Holdings L.P. [a,c]	Limited partnership interest	North America	1,911,120
Velocity Technologies Solutions, Inc. [a,c]	Common equity	North America	11,192,880
Virtuoso Lux I SarL [a,c]	Common equity	Western Europe	6,099,381
Virtuoso Lux I SarL [a,c]	Shareholder loan	Western Europe	15,031,291
WP Mustang Co-Invest-C L.P. [a,c]	Limited partnership interest	North America	8,625,000
			314,808,088

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)
Direct Investments (continued)				Geographic
Direct Debt (16.42%)	Interest	Maturity	Investment Type	Region [b]	Fair Value **
Ability Network Inc. [a]	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	$11,212,500
Ability Network Inc. [a]	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	7,518,469
Attendo Care AB [a]	Euribor (1.25% floor) + 7.00% + 3.25% PIK	6/28/2019	Mezzanine	Western Europe	7,997,903
Attendo Care AB [a]	Euribor (1.25% floor) + 10.25% PIK	6/28/2019	Senior	Western Europe	2,949,088
ATX Networks Corp. [a]	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	1,008,086
Beauty Holding Two AG [a]	Euribor + 5.50% + 6.00% PIK	12/11/2020	Mezzanine	Western Europe	8,567,348
Biomnis [a]	7.00% + 7.00% PIK	9/3/2019	Senior	Western Europe	2,710,519
Biomnis [a]	6.55% PIK	9/3/2019	Senior	Western Europe	2,446,053
CapitalSpring Finance Company [a]	2.00% + 11.25% PIK	10/3/2019	Mezzanine	North America	9,870,000
CapitalSpring Finance Company [a]	2.00% + 11.25% PIK	10/2/2019	Mezzanine	North America	7,671,540
CDRH Parent, Inc. [a]	Libor (1.00% floor) + 8.00%	7/1/2022	Second Lien	North America	9,577,500
Evergreen ACQC01, L.P. [a]	10.25%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	10,068,250
Global Tel*Link Corporation [a]	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,001,644
KACC Acquisition, LLC [a]	12.00% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,362,174
Kahuna Bidco Pty Limited [a]	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,731,127
Learning Care Group (US) No. 2, Inc. [a]	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,185,806
Panda Temple Power Intermediate Holdings I, LLC [a]	Libor (0.50% floor) + 13.00% PIK	7/27/2020	Mezzanine	North America	7,352,847
Photonis Technologies S.A.S [a]	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	8,648,640
Sabre Industries, Inc. [a]	10.00%	2/22/2019	Mezzanine	North America	4,027,570
Securitas Direct Holding AB [a]	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	6,927,011
Ship Luxco 3 S.a.r.l. [a]	Libor (1.25% floor) + 3.50%	11/29/2019	Senior	Western Europe	20,074,778
Springer Science+Business Media Deutschland GmbH [a]	Libor (1.00% floor) + 3.75%	8/14/2020	Senior	Western Europe	9,685,449
Sun Products Corporation (The) [a]	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,209,300
TrustHouse Services Group [a]	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,060,446
					183,189,048
Total Direct Investments (44.65%)					$497,997,136

Secondary Investments* (30.72%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P. [a]	Western Europe	$4,443,323
3i Growth Capital B, L.P. [a,c]	Western Europe	1,605,487
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a,c]	Western Europe	682,607
Abingworth Bioventures V, L.P. [a]	Western Europe	680,608
Advent International GPE VI, L.P. [a]	Western Europe	4,537,834
Apax Europe VI - A, L.P. [a]	Western Europe	636,551
Apax Europe VII - B, L.P. [a]	Western Europe	629,994
Apollo Investment Fund IV, L.P. [a,c]	North America	6,852
Apollo Investment Fund VI, L.P. [a]	North America	1,117,200
Apollo Investment Fund VII, L.P. [a]	North America	660,248
Apollo Overseas Partners (Delaware) VII, L.P. [a]	North America	277,969
Ares Corporate Opportunities Fund III, L.P. [a]	North America	314,581
Bain Capital Fund X, L.P. [a]	North America	28,329,753
Bain Capital X Co-Investment Fund, L.P. [a]	North America	1,057,164
Baring Asia Private Equity Fund IV, L.P. [a]	Asia - Pacific	606,036
BC European Capital IX, L.P. [a]	Western Europe	3,232,718
Blackstone Capital Partners V/F, L.P. [a]	North America	3,548,672
Blackstone Capital Partners V-S, L.P. [a]	North America	539,794
Candover 2005 Fund, L.P. [a]	Western Europe	1,102,214

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)	Geographic
Secondary Investments (continued)	Region [b]	Fair Value
Carlyle Europe Partners II, L.P. [a]	Western Europe	$592,816
Carlyle Europe Partners III, L.P. [a]	Western Europe	15,201,468
Carlyle Japan International Partners II, L.P. [a]	Asia - Pacific	4,670,531
Carlyle Partners IV, L.P. [a]	North America	1,715,955
Carlyle Partners V, L.P. [a]	North America	1,257,578
Carlyle Partners V/B, L.P. [a]	North America	5,929,139
CCP IX LP No. 2 [a]	Western Europe	3,995,328
Citigroup Venture Capital International Growth Offshore I, L.P. [a]	Asia - Pacific	48,849
Citigroup Venture Capital International Growth Offshore II, L.P. [a]	Asia - Pacific	425,732
Citigroup Venture International Growth Partnership II, L.P. [a]	Asia - Pacific	1,277,108
Clayton, Dubilier & Rice Fund VII, L.P. [a]	North America	6,732,055
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	North America	19,409,403
CVC Capital Partners Asia Pacific III, L.P. [a]	Asia - Pacific	3,529,109
CVC European Equity Partners Tandem Fund (A), L.P. [a]	Western Europe	431,955
CVC European Equity Partners V, L.P. [a]	Western Europe	4,227,691
daVinci Japan Real Estate Partners IV, L.P. [a,c]	Asia - Pacific	9,362
Duke Street VI US No. 1 Limited Partnership [a]	Western Europe	283,531
Fourth Cinven Fund, L.P. [a]	Western Europe	452,653
Frazier Healthcare VI, L.P. [a]	North America	1,422,270
FS Equity Partners V, L.P. [a,c]	North America	3,786,957
Green Equity Investors Side V, L.P. [a]	North America	2,126,665
Gryphon Partners 3.5, L.P. [a]	North America	4,056,152
Harvest Partners V, L.P. [a]	North America	307,121
Hellman & Friedman Capital Partners VI, L.P. [a]	North America	2,607,859
Hellman & Friedman Capital Partners VII, L.P. [a]	North America	2,088,847
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	North America	913,718
Highstar Capital III Prism Fund, L.P. [a]	North America	1,939,660
Investcorp Private Equity 2007 Fund, L.P. [a]	North America	4,312,747
Investcorp Technology Partners III (Cayman), L.P. [a,c]	North America	2,650,206
Irving Place Capital Investors II, L.P. [a]	North America	24,055
Irving Place Capital Partners III, L.P. [a]	North America	949,760
KKR European Fund III, L.P. [a]	Western Europe	7,781,453
Lightyear Fund II, L.P. [a,c]	North America	6,014,294
Madison Dearborn Capital Partners V-A and V-B, L.P. [a]	North America	7,639,690
Madison Dearborn Capital Partners VI-C, L.P. [a]	North America	901,440
MidOcean Partners III, L.P. [a]	North America	3,062,190
Montagu III, L.P. [a]	Western Europe	1,650
Oak Investment Partners XII, L.P. [a]	North America	1,942,454
PAI Europe V [a,c]	Western Europe	2,322,910
Palladium Equity Partners III, L.P. [a]	North America	627,187
Pamlico Capital GP I, LLC [a,c]	North America	1
Pamlico Capital GP II, LLC [a,c]	North America	110,798
Pamlico Capital II, L.P. [a,c]	North America	4,180,286
Pamlico Capital Secondary Fund, L.P. [a,c]	North America	4,818
Permira Europe I, L.P. 1B [a,c]	North America	48,182
Permira Europe II, L.P. [a,c]	Western Europe	196,141
Permira Europe III, L.P. [a]	Western Europe	1,678,100
Permira IV Continuing, L.P. 1 [a]	Western Europe	17,421,850
Providence Equity Partners IV, L.P. [a]	North America	101,994
Providence Equity Partners V, L.P. [a]	North America	487,298
Providence Equity Partners VI, L.P. [a]	North America	14,128,823
Providence Equity Partners VII-A, L.P. [a]	North America	659,637
Riverside Europe Fund IV, L.P. [a,c]	Western Europe	2,678,584
Silver Lake Partners II, L.P. [a]	North America	821,186
Silver Lake Partners III, L.P. [a]	North America	14,807,228
Silver Lake Sumeru Fund, L.P. [a]	North America	361,680
Sun Capital Partners V, L.P. [a]	North America	24,961,256
TCV VI, L.P. [a,c]	North America	1,118,988
TCV VII (A), L.P. [a,c]	North America	10,704,461
Terra Firma Capital Partners III, L.P. [a,c]	Western Europe	12,629,596
Thomas H. Lee Parallel (DT) Fund VI, L.P. [a]	North America	2,384,314
Thomas H. Lee Parallel Fund VI, L.P. [a]	North America	2,133,739
TPG Partners V, L.P. [a]	North America	8,596,892
TPG Partners VI, L.P. [a]	North America	21,578,708
Tudor Ventures III, L.P. [a,c]	North America	4,475,535
Warburg Pincus Private Equity IX, L.P. [a]	North America	391,329
Warburg Pincus Private Equity X, L.P. [a]	North America	14,251,823
Total Secondary Investments (30.72%)		$342,592,400

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)
Primary Investments* (7.57%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [a,c]	North America	$8,721,055
Altra Private Equity Fund II, L.P. [a,c]	South America	1,625,096
Apollo Investment Fund VIII, L.P. [a,c]	North America	804,815
Ares Corporate Opportunities Fund IV, L.P. [a,c]	North America	5,447,941
Avista Capital Partners II, L.P. [a]	North America	1,846,033
Avista Capital Partners III, L.P. [a]	North America	7,023,537
Baring Asia Private Equity Fund V, L.P. [a]	Asia - Pacific	3,595,735
CapVest Equity Partners III B, L.P. [a,c]	Western Europe	626,301
Carlyle Europe Partners IV, L.P. [a,c]	Western Europe	247,027
Clayton, Dubilier & Rice Fund IX, L.P. [a]	North America	3,920,287
Crescent Mezzanine Partners VIB, L.P. [a]	North America	3,314,055
CVC Capital Partners VI (A) L.P. [a,c]	Western Europe	540,377
EQT VI (No.1) Limited Partnership [a,c]	Western Europe	3,510,105
Genstar Capital Partners VI, L.P. [a]	North America	3,204,173
Hony Capital Partners V, L.P. [a]	Asia - Pacific	6,159,203
KKR North America Fund XI, L.P. [a,c]	North America	6,032,892
Kohlberg TE Investors VII, L.P. [a]	North America	3,240,989
Nautic Partners VII-A, L.P. [a,c]	North America	1,217,529
New Enterprise Associates 14, L.P. [a,c]	North America	3,838,699
Pátria - Brazilian Private Equity Fund IV, L.P. [a,c]	South America	2,136,437
PennantPark Credit Opportunities Fund, L.P. [a]	North America	11,732,681
Silver Lake Partners IV, L.P. [a]	North America	2,925,796
Windjammer Senior Equity Fund IV, L.P. [a]	North America	2,656,594
Total Primary Investments (7.57%)		$84,367,357

Total Private Equity Investments (Cost $790,752,988) (82.94%)		$924,956,893

Short-Term Investments (10.76%)
U.S. Government Treasury Obligations (10.76%)	Principal	Fair Value
U.S. Treasury Bill, 0.000%, 01/08/2015 [d]	30,000,000	$30,000,000
U.S. Treasury Bill, 0.010%, 01/08/2015 [d]	30,000,000	29,999,942
U.S. Treasury Bill, 0.000%, 01/29/2015 [d]	30,000,000	30,000,000
U.S. Treasury Bill, 0.010%, 02/05/2015 [d]	30,000,000	29,999,708
Total U.S. Government Treasury Obligations (10.76%)		$119,999,650

Total Short-Term Investments (Cost $119,999,650) (10.76%)		$119,999,650

Total Investments (Cost $910,752,638) (93.70%)		1,044,956,543

Other Assets in Excess of Liabilities (6.30%)		70,264,805

Members' Equity (100.00%)		$1,115,221,348

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of December 31, 2014 was $790,752,988 and $924,956,893, respectively.
[b]	Geographic region is based on where a Direct Investment is headquartered and may be different from where such Investment invests or operates. In the case of Primary and Secondary Investments, georaphic region generally refers to where the majority of the underlying assets are invested.
[c]	Non-income producing.
[d]	Each issue shows the rate of the discount at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity, LLC invests, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2014 through December 31, 2014, the Master Fund entered into four short forward foreign currency exchange contracts. The Master Fund had $4,359,587 in net realized gains, and a $4,063,472 change in net unrealized appreciation on forward foreign currency exchange contracts.

At December 31, 2014, the Master Fund had one outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
January 22, 2015	Euro (€)	$58,838,888	€46,200,000	$55,913,887	$2,925,001	Barclays Capital

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at December 31, 2014 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$314,808,088	$314,808,088
Direct Debt Investments	-	-	183,189,048	183,189,048
Total Direct Investments*	$-	$-	$497,997,136	$497,997,136
Secondary Investments*	-	-	342,592,400	342,592,400
Primary Investments*	-	-	84,367,357	84,367,357
Short-Term Investments	119,999,650	-	-	119,999,650
Total	$119,999,650	$-	$924,956,893	$1,044,956,543

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2014	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3**	Balance as of December 31, 2014
Direct Investments:
Direct Equity Investments	$242,078,103	$1,886,940	$38,785,044	$47,500,940	$(15,442,939)	$-	$314,808,088
Direct Debt Investments	210,660,647	1,063,923	(8,861,220)	52,557,290	(72,231,592)	-	183,189,048
Total Direct Investments*	$452,738,750	$2,950,863	$29,923,824	$100,058,230	$(87,674,531)	$-	$497,997,136
Secondary Investments*	360,274,889	240,393	(20,366,761)	44,743,472	(42,299,593)	-	342,592,400
Primary Investments*	52,073,161	-	5,036,476	30,886,137	(3,628,417)	-	84,367,357
Total	$865,086,800	$3,191,256	$14,593,539	$175,687,839	$(133,602,541)	$-	$924,956,893

The amount of the net change in unrealized appreciation for the period ended December 31, 2014 relating to investments in Level 3 assets still held at December 31, 2014 is $16,926,465, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”). The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables. The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund. In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates. Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund. This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2014:
Type of Security	Fair Value at 12/31/2014	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$293,984,070	Market comparable companies	Enterprise Value to EBITDA multiple	4.20 x - 14.32 x (10.22 x)
	367,501	Discounted cash flow	Discount factor	20.00% - 20.00% (20.00%)
	2,822,000	Third party valuation	Valuation appraisal	n/a - n/a (n/a)
	2,279,317	Market comparable companies	Price to earnings ratio	5.00 x - 5.00 x (5.00 x)
	1,068,501	Market comparable companies	Price to book ratio	1.10 x - 1.10 x (1.10 x)
	2,700,001	Market comparable companies	Enterprise Value to Sales multiple	2.42 x - 2.42 x (2.42 x)
	11,586,698	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt Investments	$76,946,266	Discounted cash flow	Discount factor	10.01% - 15.89% (12.58%)
	106,242,782	Broker quotes	Bid quotes for an inactive market	n/a

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.  Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)            The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)            There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity, LLC

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	March 2, 2015

* Print the name and title of each signing officer under his or her signature.